Basis of preparation - IFRS 16 Lease liabilities Narrative (Detail) € in Thousands	Dec. 31, 2018 EUR (€)
Additional information disclosed [abstract]
The weighted average discount rate applied to the lease liabilities at 1 January 2019	2.9887%
The net book value of finance leases under IAS 17 for which the carrying amount has not been reassessed	€ 5,886